UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2014 to December 31, 2014

Date of Report:  February 17, 2015

CLYDESDALE BANK PLC1
(Exact name of securitizer as specified in charter)

Commission File Number of securitizer: 025-01156

Central Index Key Number of securitizer: 0001554180

Name and telephone number, including area code, of the person to contact in connection with this filing:  Lee Kelly, +44 (0) 20 7710 1447

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☒

1  Clydesdale Bank PLC, as securitizer, is filing this Form ABS−15G in respect of all asset−backed securities sponsored by it and outstanding during the reporting period

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: February 17, 2015

CLYDESDALE BANK PLC (Securitizer)

By:	/s/ Miles Storey
Name: Miles Storey Title: UK Treasurer